Income tax benefit/(expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Unused tax losses
Potential tax benefit at local tax rates	$ 152,234	$ 138,740
Other temporary differences
Potential tax benefit at local tax rates	12,593	12,636
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
Deferred tax assets not brought to account	$ 168,047	$ 154,596